Cover	Aug. 29, 2025
Document Information [Line Items]
Document Type	424B3
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	BLUE OWL ALTERNATIVE CREDIT FUND
Entity Central Index Key	0002059436